Borrowed Funds (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended
	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2010	Mar. 31, 2012 2012 [Member]	Dec. 31, 2011 2012 [Member]	Sep. 30, 2011 2012 [Member]	Sep. 30, 2010 Repayments Of FHLB Advances [Member]	Sep. 30, 2010 New Borrowings [Member]
Repayments of fixed-rate FHLB advances							$ 200,000,000
New fixed-rate FHLB advances								200,000,000
Weighted average interest rate							4.63%	3.17%
Weighted average remaining term to maturity in months							1	84
Penalty prepaying the FHLB advances	20,995,000		28,261,000				875,000
Percentage change in present value of cash flows due to debt restructuring, maximum			10.00%
FHLB percentage of regulatory assets	26.00%
FHLB borrowings threshold percentage of regulatory assets	40.00%
Expiration date for FHLB line of credit	November 25, 2011
Borrowings FHLB line of credit			0
MBS pledged as collateral, estimated fair value	597,300,000
FHLB advances maturing	2,400,000,000		2,376,000,000			350,000,000
FHLB advances due		100,000,000		150,000,000	100,000,000
Repurchase agreements maturing					$ 150,000,000